Impact of Acquistion on Consolidated Income Statements (Detail) - Activision Blizzard, Inc. $ in Millions	12 Months Ended
Jun. 30, 2024 USD ($)
Business Acquisition [Line Items]
Revenue	$ 5,729
Operating loss	$ (1,362)